Consolidated Statement of Cash Flows (unaudited) - USD ($) $ in Thousands	9 Months Ended
	Mar. 31, 2020	Mar. 31, 2019
Cash flows from operating activities
Commercialization revenue received	$ 5,579	$ 3,321
Upfront and milestone payments received	17,500	26,409
Research and development tax incentive received	1,499	1,654
Payments to suppliers and employees (inclusive of goods and services tax)	(57,722)	(67,672)
Interest received	533	493
Interest and other costs of finance paid	(4,165)	(2,906)
Income taxes (paid)/refunded	(7)	(3)
Net cash (outflows) in operating activities	(36,783)	(38,704)
Cash flows from investing activities
Investment in fixed assets	(1,305)	(202)
Payments for licenses	(100)
Net cash (outflows) in investing activities	(1,405)	(202)
Cash flows from financing activities
Proceeds from borrowings		43,572
Payments of transaction costs from borrowings		(1,582)
Proceeds from issue of shares	51,559	30,258
Payments for share issue costs	(2,211)	(607)
Payment of lease liabilities	(1,219)
Net cash inflows by financing activities	48,129	71,641
Net increase in cash and cash equivalents	9,941	32,735
Cash and cash equivalents at beginning of period	50,426	37,763
FX gains/(losses) on the translation of foreign bank accounts	(290)	(113)
Cash and cash equivalents at end of period	$ 60,077	$ 70,385